Borrowings and financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current	R$ 3,133,850	R$ 2,616,406
Noncurrent	22,124,447	16,919,944
Total	25,258,297	19,536,350	R$ 18,958,671	R$ 17,723,836
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current	2,770,773	2,366,705
Noncurrent	19,131,159	14,423,754
Total	21,901,932	16,790,459	16,182,913	14,427,683
Local Currency [Member] | 12th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current		45,450
Noncurrent		22,385
Total		67,835
Local Currency [Member] | 18th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current		46,962
Noncurrent
Total		46,962
Local Currency [Member] | 22th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current	179,350	170,957
Noncurrent		170,616
Total	179,350	341,573
Local Currency [Member] | 23rd issue debentures [member]
IfrsStatementLineItems [Line Items]
Current	125,000	490,810
Noncurrent	249,354	374,279
Total	374,354	865,089
Local Currency [Member] | 24th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current
Noncurrent	538,606	512,122
Total	538,606	512,122
Local Currency [Member] | 26th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current
Noncurrent	1,371,685	1,302,042
Total	1,371,685	1,302,042
Local Currency [Member] | 27th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current	199,590	200,000
Noncurrent	299,391	498,634
Total	498,981	698,634
Local Currency [Member] | 28th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current	444,100	127,715
Noncurrent	626,762	1,070,457
Total	1,070,862	1,198,172
Local Currency [Member] | 29th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current	250,000
Noncurrent	1,107,523	1,314,136
Total	1,357,523	1,314,136
Local Currency [Member] | 30th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current	125,000	125,000
Noncurrent	748,405	873,231
Total	873,405	998,231
Local Currency [Member] | 31th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current
Noncurrent	2,934,936
Total	2,934,936
Local Currency [Member] | 32th issue debentures [member]
IfrsStatementLineItems [Line Items]
Current
Noncurrent	2,496,521
Total	2,496,521
Local Currency [Member] | Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
Current	123,495	108,210
Noncurrent	1,559,847	1,508,275
Total	1,683,342	1,616,485
Local Currency [Member] | Brazilian Development Bank - BNDES PAC II 9751 [member]
IfrsStatementLineItems [Line Items]
Current	7,348	7,286
Noncurrent	9,131	16,316
Total	16,479	23,602
Local Currency [Member] | Brazilian Development Bank - BNDES PAC II 9752 [member]
IfrsStatementLineItems [Line Items]
Current	4,978	4,936
Noncurrent	6,223	11,107
Total	11,201	16,043
Local Currency [Member] | Brazilian Development Bank - BNDES ONDA LIMPA [member]
IfrsStatementLineItems [Line Items]
Current	6,855	27,219
Noncurrent		6,766
Total	6,855	33,985
Local Currency [Member] | Brazilian Development Bank - BNDES TIET III [member]
IfrsStatementLineItems [Line Items]
Current	202,398	200,693
Noncurrent	455,333	652,175
Total	657,731	852,868
Local Currency [Member] | Brazilian Development Bank - BNDEST 2015 [member]
IfrsStatementLineItems [Line Items]
Current	34,436	34,146
Noncurrent	328,772	360,021
Total	363,208	394,167
Local Currency [Member] | Brazilian Development Bank - BNDES 2014 [member]
IfrsStatementLineItems [Line Items]
Current	6,694	6,638
Noncurrent	3,552	10,107
Total	10,246	16,745
Local Currency [Member] | Inter-American Development Bank - BID 2202 [member]
IfrsStatementLineItems [Line Items]
Current	181,349	181,349
Noncurrent	1,803,222	1,983,615
Total	1,984,571	2,164,964
Local Currency [Member] | Inter-American Development Bank - BID INVEST [member]
IfrsStatementLineItems [Line Items]
Current	44,300	39,550
Noncurrent	771,201	814,840
Total	815,501	854,390
Local Currency [Member] | Inter-American Development Bank - BID INVEST 2022 [member]
IfrsStatementLineItems [Line Items]
Current	18,800	14,100
Noncurrent	419,697	438,241
Total	438,497	452,341
Local Currency [Member] | Inter-American Development Bank - BID INVEST 2023 [member]
IfrsStatementLineItems [Line Items]
Current	16,450	14,100
Noncurrent	431,410	447,791
Total	447,860	461,891
Local Currency [Member] | International Finance Corporation IFC 2022 [member]
IfrsStatementLineItems [Line Items]
Current	34,200	22,800
Noncurrent	680,626	713,910
Total	714,826	736,710
Local Currency [Member] | International Finance Corporation IFC 2023 [member]
IfrsStatementLineItems [Line Items]
Current	10,000
Noncurrent	977,574	986,651
Total	987,574	986,651
Local Currency [Member] | International Finance Corporation IFC 2024 [member]
IfrsStatementLineItems [Line Items]
Current
Noncurrent	1,048,579
Total	1,048,579
Local Currency [Member] | Leases (Concession Agreements, Program Contracts and Contract Assets) [member]
IfrsStatementLineItems [Line Items]
Current	108,533	49,884
Noncurrent	208,611	259,326
Total	317,144	309,210	357,844	397,311
Local Currency [Member] | Leases (Others) [member]
IfrsStatementLineItems [Line Items]
Current	97,657	68,499
Noncurrent	53,267	73,801
Total	150,924	142,300	101,374	125,969
Local Currency [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Current	1,868	3,003
Noncurrent	931	2,910
Total	2,799	5,913
Local Currency [Member] | Interest and charges [member]
IfrsStatementLineItems [Line Items]
Current	548,372	377,398
Noncurrent
Total	548,372	377,398
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Current	363,077	249,701
Noncurrent	2,993,288	2,496,190
Total	3,356,365	2,745,891	R$ 2,775,758	R$ 3,296,153
Foreign Currency [Member] | Interest and charges [member]
IfrsStatementLineItems [Line Items]
Current	32,394	23,677
Noncurrent
Total	32,394	23,677
Foreign Currency [Member] | Inter-American Development Bank - IDB 1212 [member]
IfrsStatementLineItems [Line Items]
Current	63,645	49,759
Noncurrent		49,759
Total	63,645	99,518
Foreign Currency [Member] | Inter-American Development Bank - IDB 4623 [member]
IfrsStatementLineItems [Line Items]
Current	25,577
Noncurrent	919,189	712,449
Total	944,766	712,449
Foreign Currency [Member] | International Bank of Reconstruction and Development (IBRD) – IBRDs 7662 e 8906 [member]
IfrsStatementLineItems [Line Items]
Current	37,707	29,433
Noncurrent	793,697	477,554
Total	831,404	506,987
Foreign Currency [Member] | JICA 15 [member]
IfrsStatementLineItems [Line Items]
Current	47,710	39,437
Noncurrent	181,946	197,180
Total	229,656	236,617
Foreign Currency [Member] | JICA 18 [member]
IfrsStatementLineItems [Line Items]
Current	40,462	35,457
Noncurrent	163,491	177,168
Total	203,953	212,625
Foreign Currency [Member] | JICA 17 [member]
IfrsStatementLineItems [Line Items]
Current	16,414	9,879
Noncurrent	113,216	107,880
Total	129,630	117,759
Foreign Currency [Member] | JICA 19 [member]
IfrsStatementLineItems [Line Items]
Current	99,168	62,059
Noncurrent	821,749	774,200
Total	R$ 920,917	R$ 836,259